Financial Instruments - Summary of Fair Value Adjustment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial assets [line items]
Fair value adjustments	£ (1)	£ 4
Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	(1)	3
Day One profit
Disclosure of financial assets [line items]
Fair value adjustments	0	1
- Bid-offer and trade specific adjustments | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	(8)	(12)
- Uncertainty | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	7	12
- Credit risk adjustment | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	0	2
- Funding fair value adjustment | Risk-related
Disclosure of financial assets [line items]
Fair value adjustments	£ 0	£ 1